Pax World Funds Series Trust I and
Pax World Funds Series Trust III

Supplement Dated September 30, 2019
to the Prospectus and Statement of Additional Information,
each dated May 1, 2019

1)

Effective September 1, 2019, Impax Asset Management LLC (“IAM”), the investment adviser to the Pax World Funds, introduced breakpoints that will reduce the rate at which advisory fees are payable by Pax World Funds Series Trust I (“Trust I”) to IAM with respect to Pax MSCI EAFE ESG Leaders Index Fund, Pax ESG Beta Quality Fund and Pax ESG Beta Dividend Fund when the assets of each such Fund exceed such breakpoints. At the same time, Pax Ellevate Management LLC (“PEM”), the investment adviser to the Pax Ellevate Global Women’s Leadership Fund, introduced breakpoints that will reduce the rate at which advisory fees are payable by Pax World Funds Series Trust III (“Trust III” and, together with Trust I, the “Trusts”) to PEM with respect to that Fund when the assets of such Fund exceed the breakpoints. Accordingly, the table in the Prospectus starting at the bottom of page 133, and the table in the Statement of Additional Information on page 85, setting forth the advisory fees paid by each of Trust I and Trust III to IAM and PEM, respectively, will be deleted and replaced in their entirety by the following:

Fund	Annual Rate
Large Cap Fund	0.65%
Small Cap Fund	0.75%
ESG Beta Quality Fund[1]	0.65%*
ESG Beta Dividend Fund[2]	0.65%*
Global Opportunities Fund	0.80%
Global Environmental Markets Fund[3]	0.80%
Global Women’s Fund[4]	0.55%*
EAFE ESG Index Fund[5]	0.55%*
Core Bond Fund	0.40%
High Yield Bond Fund	0.50%
Balanced Fund	0.05%*

*

The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, legal fees and other expenses.

[1]

The management fee is 0.65% of average net assets up to $225 million; 0.55% for assets of $225 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.

[2]

The management fee is 0.65% of average net assets up to $150 million; 0.55% for assets of $150 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.

[3]

The management fee is 0.80% of average net assets up to $1 billion; 0.75% for assets of $1 billion to $1.5 billion; 0.70% for assets of $1.5 billion to $2 billion; 0.65% for assets of $2 billion to $3 billion; and 0.60% for assets over $3 billion.

[4]	The management fee is 0.55% of average net assets up to $375 million; 0.50% for assets of $375 million to $750 million; and 0.45% for assets over $750 million.

[5]	The management fee is 0.55% of average net assets up to $600 million; 0.45% for assets of $600 million to $750 million; and 0.40% for assets over $750 million.

2)

Effective September 1, 2019, IAM and Aperio Group, LLC (“Aperio”), the investment sub-adviser to Pax ESG Beta Quality Fund and Pax ESG Beta Dividend Fund, revised the breakpoints in the fee schedule to their sub-advisory agreement to reduce the rate at which sub-advisory fees are payable by IAM to Aperio with respect to each such Fund when its assets exceed such breakpoints. Accordingly, the Statement of Additional Information is amended as follows:

Statement of Additional Information Page 87

The following two sentences replace the first sentence of the second full paragraph:

For its services under the Sub-Advisory Agreement, Impax Asset Management Ltd. receives from IAM a fee equal to 0.40% per annum of each of the Global Environmental Markets Fund’s and Global Opportunities Fund’s average daily net assets. For the fiscal year ended December 31, 2018, Aperio received from IAM a fee of $173,131, representing 0.08% of average net assets, for ESG Beta Quality Fund and a fee of $111,748, representing 0.08% of average net assets, for ESG Beta Dividend Fund.

* * *

3)

Effective on October 1, 2019, Pax ESG Beta Quality Fund, Pax ESG Beta Dividend Fund and Pax MSCI EAFE ESG Leaders Index Fund will no longer purchase energy sector holdings and will instead invest in energy efficiency stocks to become fossil fuel-free, utilizing a proprietary, risk-based investment approach called SmartCarbon™. Accordingly, the Prospectus and Statement of Additional information will be amended as follows:

Pax ESG Beta Quality Fund

Prospectus Page 31

Under Principal Investment Strategies the following is inserted after the sixth paragraph:

Under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels), utilizing an investment approach we call SmartCarbon™, wherein energy company holdings are replaced with energy efficiency stocks. This approach is described more fully below under Sustainable Investing in the About the Funds section of this Prospectus.

Prospectus Page 101

Under Principal Investment Strategies the following is inserted after the fourth paragraph:

Under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels), utilizing an investment approach we call SmartCarbon™, wherein energy company holdings are replaced with energy efficiency stocks. This approach is described more fully below under Sustainable Investing in the About the Funds section of this Prospectus.

Pax ESG Beta Dividend Fund

Prospectus Page 39

Under Principal Investment Strategies the following is inserted after the second paragraph:

Under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels), utilizing an investment approach we call SmartCarbon™, wherein energy company holdings are replaced with energy efficiency stocks. This approach is described more fully below under Sustainable Investing in the About the Funds section of this Prospectus.

Prospectus Page 102

Under Principal Investment Strategies the following is inserted after the seventh paragraph:

Under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels), utilizing an investment approach we call SmartCarbon™, wherein energy company holdings are replaced with energy efficiency stocks. This approach is described more fully below under Sustainable Investing in the About the Funds section of this Prospectus.

Pax MSCI EAFE ESG Leaders Index Fund

Prospectus Pages 66-67

Under Principal Investment Strategies the following is inserted at the end of the section at the top of page 67:

Under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels), utilizing an investment approach we call SmartCarbon™, wherein energy company holdings are replaced with energy efficiency stocks. This approach is described more fully below under Sustainable Investing in the About the Funds section of this Prospectus.

Prospectus Pages 109-110

Under Principal Investment Strategies the following is inserted at the end of the section at the top of page 110:

Under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels), utilizing an investment approach we call SmartCarbon™, wherein energy company holdings are replaced with energy efficiency stocks. This approach is described more fully below under Sustainable Investing in the About the Funds section of this Prospectus.

Prospectus Page 127

The following paragraph is inserted after the third paragraph:

The Pax MSCI EAFE ESG Leaders Fund, the Pax ESG Beta Quality Fund and the Pax ESG Beta Dividend Fund utilize SmartCarbon™, a risk-based investment approach to managing exposure to companies with fossil fuel reserves on their balance sheet. This methodology, developed in collaboration with Carbon Tracker, uses a multi-scenario approach to compute an expected valuation of energy companies likely to be impacted by future climate-related regulation. The investment conclusions arising from these scenarios range from gradual to complete divestment of energy company holdings. With respect to these three Funds, they have completely divested to become fossil fuel free, replacing energy company holdings with a diversified basket of energy efficiency stocks that historically have been closely correlated to but in our view provide better risk-adjusted returns than energy stocks. By reducing exposure to fossil fuel companies that will be impacted by increased climate-related regulation, substituting instead companies that are meeting the growing demand for energy efficiency solutions, we endeavor to build more resilient portfolios for Fund investors, to reduce climate-related risks and participate in the low carbon energy transition.

Statement of Additional Information Page 6

The following is added to the end of the fourth paragraph:

Under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels), utilizing an investment approach we call SmartCarbon™, wherein energy company holdings are replaced with energy efficiency stocks.

The following sentence is added to the end of the fifth paragraph:

Under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels), utilizing an investment approach we call SmartCarbon™, wherein energy company holdings are replaced with energy efficiency stocks.

* * *

4)	Pax Core Bond Fund is expected to be fossil fuel-free. Accordingly, the Prospectus and Statement of Additional Information are amended as follows:

Prospectus Page 75

Under Principal Investment Strategies, the first paragraph is replaced in its entirety with the following:

In determining which securities to buy for the Core Bond Fund, the portfolio manager seeks to determine the most attractive asset class and establish if each security’s return is appropriate for its level of risk. In making these determinations, the portfolio manager generally performs a relative value analysis at the asset class level. In addition, as a result of the Fund’s investment strategy, under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels).

Prospectus Page 111

Under Principal Investment Strategies, the second paragraph on page 111 is replaced in its entirety with the following:

In determining which securities to buy for the Core Bond Fund, the portfolio manager seeks to determine the most attractive asset class and establish if each security’s return is appropriate for its level of risk. In making these determinations, the portfolio manager generally performs a relative value analysis at the asset class level. At the security level, various types of analyses are used, including fundamental corporate credit analysis, asset-backed prepayment analysis, municipal economic analyses and other analysis that explore issues such as supply and demand. Top-down analysis is also used in determining which countries, sectors and other factors may provide investment opportunities. In addition, as a result of the Fund’s investment strategy, under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels).

Prospectus Page 126

Under Sustainable Investing, the following sentence is added to the end of the third paragraph:

In addition, as a result of the Core Bond Fund’s investment strategy, under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels).

Statement of Additional Information Page 6

The following sentence is added to the end of the first paragraph:

In addition, as a result of the Core Bond Fund’s investment strategy, under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels).

* * *

5)

As set forth in the Trust III Supplement dated May 28, 2019 to the Prospectus dated May 1, 2019, IAM, the investment adviser to the Pax World Funds and the majority (51%) owner of PEM, the investment adviser to Pax Ellevate Global Women’s Leadership Fund agreed to purchase the minority interest (49%) held by Ellevate Asset Management LLC, whose principal is Ms. Sallie Krawcheck (the “Transaction”). The Transaction closed on August 5, 2019. Concurrent with the Transaction, Ms. Krawcheck also resigned as Trustee of Trust III. Accordingly, the Prospectus and Statement of Additional Information are amended as follows:

Prospectus Page 132

Under Investment Advisers, the second paragraph is replaced in its entirety with the following:

Pax Ellevate Management LLC (“PEM”), 30 Penhallow Street, Suite 400, Portsmouth, New Hampshire 03801, is the investment adviser for the Global Women’s Fund. PEM is responsible for the management of the Global Women’s Fund, subject to oversight by the Board of Trustees of Pax World Funds Series Trust III, of which the Global Women’s Fund is the only series. PEM is a registered investment adviser and has been an investment adviser since 2014. PEM is wholly owned by IAM. A discussion regarding the basis for the Board of Trustees’ approval of the Global Women’s Fund’s investment advisory agreement is available in the Fund’s most recent semiannual report for the period ended June 30.

Statement of Additional Information Pages 60, 62, 64-66

All information for Ms. Krawcheck is hereby deleted.

Statement of Additional Information Page 84

Under Pax Ellevate Management LLC, the second paragraph is replaced in its entirety with the following:

PEM is wholly owned by IAM. As of January 18, 2018, approximately 83% of IAM’s capital stock is owned by a subsidiary of Impax Asset Management Group plc, a publicly traded company on the Alternative Investment Market of the London Stock Exchange.

* * *

6)

As set forth in the Trust I Supplement dated May 15, 2019 to the Prospectus dated May 1, 2019, on May 7, 2019, Trust I’s Board of Trustees approved a Plan of Liquidation and Termination (the “Plan”) with respect to the Pax Mid Cap Fund (the “Fund”), pursuant to which the Fund was liquidated and terminated on July 15, 2019. Accordingly, all references to the Fund in the Prospectus and Statement of Additional Information are hereby deleted.

* * *

7)	On June 12, 2019, Anne Goggin was elected Vice Chair of the Board of Trustees of the Trusts. Accordingly, the Statement of Additional Information is amended as follows:

Statement of Additional Information Page 63

The description for Anne M. Goggin, under the column entitled “Position(s) Held With the Trust; Term of Office; and Length of Time Served” is replaced in its entirety with the following:

Trust I: Vice Chair of the Board of Trustees (since 2019) Trustee (since 2017). Trust III: Vice Chair of the Board of Trustees (since 2019); Trustee (since 2017).

* * *

8)	On September 18, 2019, Lindsey Brace Martinez was elected Interested Trustee of Trust III. Accordingly, the Statement of Additional information is amended as follows:

Statement of Additional Information Page 58

Under Management of the Funds, the first paragraph is replaced in its entirety with the following:

Each Board is responsible for overseeing the management and operations of the respective Trust. Each Board consists of eight Trustees who have varied backgrounds, experience and skills. Six of the Trustees, including the chairman of each Board, are not “interested persons” (as that term is defined in the 1940 Act) of the Trust (“Disinterested Trustees”). Two of the Trustees of the Trusts, Mr. Keefe and Ms. Martinez, are “interested persons” of the Trusts by reason of their affiliation with IAM and PEM. Additional information about the backgrounds and qualifications of the Trustees is provided below in the section captioned Trustees/Officers. Boards have two standing committees, each composed exclusively of Disinterested Trustees, which are integral to the Funds’ overall governance and risk management structure. The committees include the Audit Committee and the Governance and Compliance Committee. The Audit Committee has the responsibility of overseeing the establishment and maintenance of an effective financial control environment, for overseeing the procedures for evaluating the system of internal accounting control and for evaluating audit performance. The Governance and Compliance Committee is responsible for considering and recommending Board candidates, reviewing and recommending Board compensation, and overseeing regulatory and fiduciary compliance matters. Each Disinterested Trustee serves on only one committee, which the Boards believe allows each Disinterested Trustee to better develop an expertise in the matters for which his or her committee is responsible. During the fiscal year ended December 31, 2018, the Audit Committee convened three times and the Governance and Compliance Committee convened three times.

Statement of Additional Information Page 60

Under Trustees, the parenthetical “(Trust I only)” is removed from the paragraph for Lindsey Brace Martinez.

Statement of Additional Information Page 61

The description for Lindsey Brace Martinez, under the column entitled “Position(s) Held With the Trust; Term of Office; and Length of Time Served” is replaced in its entirety with the following:

Trust I: Trustee (since 2018); Trust III: Trustee (since 2019).

* * *

9)	Effective September 1, 2019, the Statement of Additional Information is amended as follows:

Statement of Additional Information Page 65

The first paragraph under Compensation of Trustees is replaced with the following:

Trust I and Trust III together pay each disinterested trustee an annual retainer of $33,930 ($53,723 for the Chairman of the Board, and $34,055 for the Chairs of the Audit and Governance and Compliance Committees). In addition, the Trusts together pay each Disinterested Trustee a fee of $7,475 for attendance at each meeting of the Boards. Trustees are also reimbursed for their travel expenses for attending meetings of the Boards. In addition, the Trusts together pay $5,200 to each member of the Audit Committee ($6,032 for the Chair of the Audit Committee) for attendance at each Audit Committee meeting, and $5,200 to each member of the Governance and Compliance Committee ($6,032 for the Chair of the Governance and Compliance Committee) for attendance at each Governance and Compliance Committee meeting, plus reimbursement in each case for travel expenses incurred in connection with attending such meetings, as well as $5,200 to each trustee for attendance at the annual education session. Other than the foregoing amounts, trustees do not receive compensation from the Trusts for services performed as a trustee. Mr. Keefe and Ms. Martinez, as Interested Trustees, are not paid compensation by the Funds.

* * *

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